Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Other equity instruments [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2011	$ 152,590	$ 459,866	$ 6,112	$ 4,499	$ (331,158)	$ 13,271
Balance (in shares) at Dec. 31, 2011		48,455,601
Issue of common shares on exercise of stock options	969	$ 1,492	0	(523)	0	0
Issue of common shares on exercise of stock options (in shares)		93,044
Issue of common shares on exercise of share units	0	$ 6,597	(6,597)	0	0	0
Issue of common shares on exercise of share units (in shares)		420,446
Issue of common shares on public offering	273,556	$ 273,556	0	0	0	0
Issue of common shares on public offering (in shares)		6,325,000
Share issue costs	(8,126)	$ (8,126)	0	0	0	0
Stock-based compensation	12,121	0	9,713	2,408	0	0
Net loss for the year	(98,774)	0	0	0	(98,774)	0
Other comprehensive loss	3,745	0	0	0	0	3,745
Balance at Dec. 31, 2012	336,081	$ 733,385	9,228	6,384	(429,932)	17,016
Balance (in shares) at Dec. 31, 2012		55,294,091
Issue of common shares on exercise of stock options	741	$ 1,147	0	(406)	0	0
Issue of common shares on exercise of stock options (in shares)		111,986
Issue of common shares on exercise of share units	0	$ 10,599	(10,599)	0	0	0
Issue of common shares on exercise of share units (in shares)		609,200
Issue of common shares in connection with acquisition	24,091	$ 24,091	0	0	0	0
Issue of common shares in connection with acquisition (in shares)		718,485
Acquisition to be settled by issuance of common shares	3,285	$ 0	3,285	0	0	0
Issue of common shares on public offering	152,340	$ 152,340	0	0	0	0
Issue of common shares on public offering (in shares)		6,000,000
Share issue costs	(5,065)	$ (5,065)	0	0	0	0
Stock-based compensation	14,147	0	11,920	2,227	0	0
Net loss for the year	(185,410)	0	0	0	(185,410)	0
Other comprehensive loss	(17,308)	0	0	0	0	(17,308)
Balance at Dec. 31, 2013	322,902	$ 916,497	13,834	8,205	(615,342)	(292)
Balance (in shares) at Dec. 31, 2013		62,733,762
Issue of common shares on exercise of stock options	242	$ 374	0	(132)	0	0
Issue of common shares on exercise of stock options (in shares)		43,071
Issue of common shares on exercise of share units	0	$ 10,701	(10,701)	0	0	0
Issue of common shares on exercise of share units (in shares)		608,975
Issue of common shares in connection with acquisition	0	$ 3,285	(3,285)	0	0	0
Issue of common shares in connection with acquisition (in shares)		94,914
Stock-based compensation	9,683	$ 0	7,919	1,764	0	0
Net loss for the year	(149,618)	0	0	0	(149,618)	0
Other comprehensive loss	(15,201)	0	0	0	0	(15,201)
Balance at Dec. 31, 2014	$ 168,008	$ 930,857	$ 7,767	$ 9,837	$ (764,960)	$ (15,493)
Balance (in shares) at Dec. 31, 2014		63,480,722